Financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Summary of the financial instruments
The Group classifies its financial instruments into the categories below:

Financial instruments	Fair value level	2022	2021
Financial assets

Financial assets at amortized cost
Accounts receivable		131,659	108,115
Client funds on deposit		23,639	78,163
Project advances		6,640	3,935
Deposit/guarantee on lease agreement		1,782	3,043

Financial assets at fair value through profit or loss
Cash and cash equivalents	1	26,519	15,264
Short term investments	1	285,855	151,866
Long-term investments	2	11,017	18,278
Long-term investments - Patria Growth Capital Fund I Fundo de Investimento em Participações Multiestratégia	3	14,777	—
Long-term investments – KMP Growth Fund II	3	9,463	—
Derivative financial instruments – VBI call option	3	6,322	—

Financial liabilities

Financial liabilities at amortized cost
Commitment subject to possible redemption		234,145	—
Gross obligation under put option		73,428	—
Client funds payable		23,639	78,163
Consideration payable on acquisition		18,157	16,437
Carried interest allocation		12,450	11,582
Suppliers		3,256	7,223

Financial liabilities at fair value through profit or loss
Derivative financial instruments - Warrants	1	1,011	—
Investment fund participating shares in Patria Brazil Real Estate Fund II, L.P., and PBPE Fund III (Ontario), L.P	2	262	796
Derivative financial instruments – forward exchange contracts	2	42	—
Contingent consideration payable on acquisition	3	21,963	25,775

Summary of significant unobservable inputs used in fair value measurement of liabilities	The following analysis illustrates specific valuation techniques, unobservable inputs used to value Level 3 financial instruments and the sensitivity to reasonable changes in the most significant underlying variables used in measurement:

Description		Note	Valuation technique	Unobservable inputs	Range of unobservable inputs	Sensitivity	Financial impact*
Consideration payable on acquisition	Contingent consideration payable on acquisition - Moneda	20 (b)	Discounted cash flow	Discount rate Probability adjusted net revenue and net income	13.9% - 16.8%	50 basis points	US$0.1 million

Consideration payable on acquisition	Contingent consideration payable on acquisition – VBI	20 (b)	Discounted cash flow	Discount rate Projected AUM	1.0% to 26.0% AUM growth	10% less growth	US$0.1 million

Long-term investments	Patria Growth Capital Fund I Fundo de Investimento em Participações Multiestratégia - Startse	12 (b)	Discounted cash flow	Discount rate Expected cash flows	16.7% - 18.0%	70 basis points	US$0.7 million

Long-term investments	KMP Growth II – Dr Consulta	12 (b)	Transaction price/Market comparable approach	N/A	N/A	100 basis points	US$0.1 million

Derivative financial instruments	VBI call option	12 (d)	Monte Carlo simulation	Projected AUM at option exercise date	50.0%- 100.0% greater than AUM at acquisition date	10.46% volatility	US$0.3 million
* Increase (decrease in discount rate) or decrease (increase in discount rate) the discounted fair value

	Contingent consideration payable	Long term investments at fair value through profit or loss	Derivative warrant liability	VBI call option
Fair value of Level 3 financial instruments at December 31, 2021	25,775	—	—	—
Additions	8,355	9,463	4,125	6,104
Transfer to Level 3	—	10,689	—	—
Transfers from Level 3	—	—	(1,471)	—
Cumulative translation adjustment	155	—	—	113
Change in fair value	(12,322)	4,088	(2,654)	105
Fair value of Level 3 financial instruments at December 31, 2022	21,963	24,240	—	6,322
*Changes in fair value include impact from price risk and/or foreign exchange rate risk

Summary of amounts receivable and project advances
The amounts receivable and project advances as of December 31, 2022, are expected to be received as demonstrated below:

	Overdue					Due in
	Less than 90 days	91 to 180 days	181 to 270 days	271 to 360 days	Over 360 days	01 to 90 days	91 to 180 days	181 to 270 days	271 to 360 days	Over 360 days	Total
Accounts Receivable (a)	426	134	—	104	245	24,886	4,134	2,064	93,412	6,254	131,659
Project Advances	—	—	—	—	—	2,692	55	2,722	224	947	6,640
Total	426	134	—	104	245	27,578	4,189	4,786	93,636	7,201	138,299
The amounts receivable and project advances as of December 31, 2021, are as follows:

	Overdue					Due in
	Less than 90 days	91 to 180 days	181 to 270 days	271 to 360 days	Over 360 days	01 to 90 days	91 to 180 days	181 to 270 days	271 to 360 days	over 360 days	Total
Accounts Receivable (a)	866	301	191	55	35	7,596	32,114	20,857	35,104	10,996	108,115
Project Advances	—	—	—	—	—	1,170	1,123	—	906	736	3,935
Total	866	301	191	55	35	8,766	33,237	20,857	36,010	11,732	112,050
a.Non-current balances are related to performance fees receivable from Patria Infrastructure Fund III in a single installment in 2024. In addition, management fees of US$ 18.1 million (2021: US$ 13 million) from current year and US$ 35 million (2021: US$ 22 million) from prior years relate to management fees from PBPE Fund IV, which are due by December 31, 2023.

Summary of expected future payments for liabilities
Expected future payments for financial liabilities as of December 31, 2022, are shown below.

	Expected liabilities to be paid in
	01 to 60 days	61 to 120 days	121 to 180 days	181 to 360 days	Over 360 days	Total
Suppliers	3,256	—	—	—	—	3,256
Investment fund participating shares	—	—	—	—	262	262
Leases (a)	655	548	591	1,884	17,078	20,756
Carried interest allocation	—	—	10,370	2,080	—	12,450
Consideration payable on acquisition	—	958	—	11,792	958	13,708
Contingent consideration payable on acquisition (a)	—	—	—	—	26,475	26,475
Commitment subject to possible redemption (a)		—	240,311	—	—	240,311
Gross obligation under put option (a) and (b)		—	—	—	100,306	100,306
Derivative financial instruments	42	—	1,011	—	—	1,053
Total	3,953	1,506	252,283	15,756	145,079	418,577
Expected future payments for financial liabilities as of December 31, 2021, are shown below

	Expected liabilities to be paid in
	01 to 60 days	61 to 120 days	121 to 180 days	181 to 360 days	Over 360 days	Total
Suppliers and occupancy costs	7,372	—	—	—	—	7,372
Placement agents’ fees	50	—	—	—	—	50
Investment fund participating shares	—	—	—	—	796	796
Leases (a)	315	276	276	828	7,617	9,312
Carried interest allocation	—	—	—	11,582	—	11,582
Consideration payable on acquisition	—	16,437	—	—	—	16,437
Contingent consideration payable on acquisition (a)	—	—	—	—	33,438	33,438
Total	7,737	16,713	276	12,410	41,851	78,987
(a)Amounts reflect undiscounted future cash outflows to settle financial liabilities.
(b)Liability to be partly settled with Class A common shares
Summary of sensitivity analysis was based on the material assets and liabilities exposed to currencies fluctuation
The sensitivity analysis was based on financial assets and financial liabilities exposed to currency fluctuations against the US dollar, as demonstrated below:

As of December 31, 2022	Balance in each exposure currency						Total Balance USD	Exchange Variation impact considering 10% change in the year end rates.
	BRL(a)	HKD (b)	CLP (c)	COP (d)	GBP (e)	USD
Cash and cash equivalents	17,890	8,320	10,425,880	613,325	2,280	6,937	26,519	1,959
Short term investments	23,621	—	2,496,932	—	—	278,402	285,855	745
Client funds on deposit	—	—	20,173,411	—	—	—	23,639	2,364
Accounts receivable	103,337	38	7,180,833	105,442	2	103,411	131,659	2,825
Projects Advance	17,883	273	864	10,131	120	3,030	6,640	361
Deposit/guarantee on lease agreement	—	264	957,240	83,079	180	393	1,782	139
Long-term investments	3,361	—	67,912	—	118	34,391	35,257	86
Client funds payable	—	—	20,173,411	—	—	—	23,639	(2,364)
Suppliers	2,561	300	950,438	41,745	99	1,485	3,256	(176)
Derivative financial instruments - Assets	32,985	—	—	—	—	—	6,322	632
Derivative financial instruments - Liability	—	—	—	—	—	1,053	1,053	—
Commitment subject to possible redemption	—	—	—	—	—	234,145	234,145	—
Gross obligation under put option	383,123	—	—	—	—	—	73,428	(7,342)
Carried interest allocation	18,085	—	—	—	—	8,984	12,450	(347)
Consideration payable on acquisition	86,421	—	—	—	—	1,594	18,157	(1,656)
Contingent consideration payable on acquisition	47,338	—	—	—	—	12,891	21,963	(908)
Net Impact								(3,682)
(a)BRL - Brazilian Real, (b) HKD - Hong Kong Dollar, (c) CLP - Chilean Peso, (d) COP - Colombian Peso, (e) GBP - Pound Sterling